LEASES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	May 21, 2021
Total Liabilities		$ 477,000	$ 0	$ 166,000
Imputed Interest		3,000	$ 40,000
Mission US Manhattan [Member]
Long-term Lease Liabilities	$ 0	0
Total Liabilities	23,000	183,000
Total Operating Lease Liabilities	23,000	183,000
2022	23,000	209,000
2023	0	0
2024	0	0
2025	0	0
2026	0	0
2027	$ 0	$ 0
Discount Rate	5.50%	5.50%
Total Undiscounted Minimum Future Payments	$ 23,000	$ 209,000
Imputed Interest	0	(26,000)
Undiscounted Cash Flows [Member]
Long-term Lease Liabilities	5,341,000	6,327,000
Total Liabilities	3,109,000	2,922,000
Total Operating Lease Liabilities	8,450,000	9,249,000
2022	2,554,000	3,146,000
2023	1,793,000	1,724,000
2024	1,831,000	1,739,000
2025	1,613,000	1,518,000
2026	1,176,000	1,077,000
2027	464,000	455,000
Total Undiscounted Minimum Future Payments	9,431,000	9,659,000
Imputed Interest	(981,000)	(480,000)
Mission UK Fitzroy [Member]
Long-term Lease Liabilities		2,198,000
Total Liabilities		363,000
Total Operating Lease Liabilities		2,561,000
2022		496,000
2023		650,000
2024		650,000
2025		650,000
2026		$ 542,000
Discount Rate		5.50%
Total Undiscounted Minimum Future Payments		$ 2,988,000
Imputed Interest		(427,000)
Mission UK London [Member]
Long-term Lease Liabilities	1,884,000
Total Liabilities	444,000
Total Operating Lease Liabilities	2,328,000
2022	245,000
2023	635,000
2024	635,000
2025	635,000
2026	$ 528,000
Discount Rate	5.50%
Total Undiscounted Minimum Future Payments	$ 2,678,000
Imputed Interest	(350,000)
Mission US Brooklyn [Member]
Long-term Lease Liabilities	2,012,000	2,200,000
Total Liabilities	844,000	908,000
Total Operating Lease Liabilities	2,856,000	3,108,000
2022	719,000	460,000
2023	497,000	497,000
2024	509,000	509,000
2025	522,000	522,000
2026	535,000	535,000
2027	$ 455,000	$ 455,000
Discount Rate	5.50%	5.50%
Total Undiscounted Minimum Future Payments	$ 3,237,000	$ 2,978,000
Imputed Interest	(381,000)	130,000
Corporate Englewood [Member]
Long-term Lease Liabilities	265,000	18,000
Total Liabilities	88,000	56,000
Total Operating Lease Liabilities	353,000	74,000
2022	51,000	55,000
2023	103,000	19,000
2024	107,000	0
2025	110,000	0
2026	113,000	0
2027	$ 9,000	$ 0
Discount Rate	5.50%	5.50%
Total Undiscounted Minimum Future Payments	$ 493,000	$ 74,000
Imputed Interest	(140,000)	0
Troika Gower [Member]
Long-term Lease Liabilities	1,180,000	1,419,000
Total Liabilities	827,000	951,000
Total Operating Lease Liabilities	2,007,000	2,370,000
2022	633,000	1,043,000
2023	558,000	558,000
2024	580,000	580,000
2025	346,000	346,000
2026	0	0
2027	$ 0	$ 0
Discount Rate	5.50%	5.50%
Total Undiscounted Minimum Future Payments	$ 2,117,000	$ 2,527,000
Imputed Interest	(110,000)	(157,000)
Troika LaBrea[Member]
Long-term Lease Liabilities	0	0
Total Liabilities	883,000	883,000
Total Operating Lease Liabilities	883,000	883,000
2022	883,000	883,000
2023	0	0
2024	0	0
2025	0	0
2026	0	0
2027	$ 0	$ 0
Discount Rate	5.50%	5.50%
Total Undiscounted Minimum Future Payments	$ 838,000	$ 838,000
Imputed Interest	$ 0	$ 0